Consolidated Statements of Comprehensive Income (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
NET INCOME	$ 1,530	$ 1,059	$ 1,755
Available-for-sale securities activity:
Change in fair value of available-for-sale securities, net of income tax (expense) benefit of $0, $3 and $(4), respectively	1	(5)	8
Reclassification to earnings, net of income tax (expense) benefit of $0, $0 and $0, respectively	(2)	0	(2)
Total change in fair value of available-for-sale securities	(1)	(5)	6
Foreign currency translation activity:
Foreign currency translation adjustments, net of income tax (expense) benefit of $18, $(11) and $(78), respectively	(484)	468	746
Reclassification to earnings, net of income tax (expense) benefit of $0, $0 and $0, respectively	188	142	(4)
Total foreign currency translation adjustments	(296)	610	742
Derivative activity:
Change in derivative fair value, net of income tax (expense) benefit of $108, $56 and $34, respectively	(379)	(242)	214
Reclassification to earnings, net of income tax (expense) benefit of $(22), $(41) and $(41), respectively	137	162	(141)
Total change in fair value of derivatives	(242)	(80)	73
Pension activity:
Net actuarial (loss) for the period, net of income tax (expense) benefitof $117, $57 and $70, respectively	(223)	(111)	(139)
Amortization of net actuarial loss, net of income tax (expense) benefit of $(6), $(12) and $(1), respectively	13	23	0
Total pension adjustments	(210)	(88)	(139)
OTHER COMPREHENSIVE INCOME (LOSS)	(749)	437	682
COMPREHENSIVE INCOME (LOSS)	781	1,496	2,437
Less: Comprehensive income attributable to noncontrolling interests	(1,098)	(1,108)	(1,485)
COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO THE AES CORPORATION	(317)	388	952
Parent Company
Available-for-sale securities activity:
Change in fair value of available-for-sale securities, net of income tax (expense) benefit of $0, $3 and $(4), respectively	1	(5)	8
Reclassification to earnings, net of income tax (expense) benefit of $0, $0 and $0, respectively	(2)	0	(2)
Total change in fair value of available-for-sale securities	(1)	(5)	6
Foreign currency translation activity:
Foreign currency translation adjustments, net of income tax (expense) benefit of $18, $(11) and $(78), respectively	(297)	383	275
Reclassification to earnings, net of income tax (expense) benefit of $0, $0 and $0, respectively	154	103	(4)
Total foreign currency translation adjustments	(143)	486	271
Derivative activity:
Change in derivative fair value, net of income tax (expense) benefit of $108, $56 and $34, respectively	(311)	(252)	178
Reclassification to earnings, net of income tax (expense) benefit of $(22), $(41) and $(41), respectively	121	172	(138)
Total change in fair value of derivatives	(190)	(80)	40
Pension activity:
Net actuarial (loss) for the period, net of income tax (expense) benefitof $117, $57 and $70, respectively	(43)	(23)	(23)
Amortization of net actuarial loss, net of income tax (expense) benefit of $(6), $(12) and $(1), respectively	2	1	0
Total pension adjustments	(41)	(22)	(23)
OTHER COMPREHENSIVE INCOME (LOSS)	(375)	379	294
COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO THE AES CORPORATION	$ (317)	$ 388	$ 952